Stockholders' Equity (Schedule of Stock by Class) (Details) - USD ($) $ in Millions							3 Months Ended		6 Months Ended		12 Months Ended	87 Months Ended	93 Months Ended
	Feb. 26, 2020	Jan. 09, 2020	Oct. 30, 2019	Apr. 30, 2019	Mar. 01, 2018	Feb. 17, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	May 31, 2020
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)							92,398,190		92,398,190		92,356,664	92,356,664	92,398,190
Common stock dividends (in usd per share)					$ 0.85		$ 0.85	$ 0.21	$ 0.85	$ 0.42
Preferred stock, shares authorized (in shares)							1,610,000		1,610,000		1,610,000	1,610,000	1,610,000
Preferred stock, shares issued (in shares)							1,610,000		1,610,000		1,610,000	1,610,000	1,610,000
Preferred stock, shares outstanding (in shares)							1,610,000		1,610,000		1,610,000	1,610,000	1,610,000
Preferred stock, dividend rate (in usd per share)									$ 1.84375
Preferred stock, quarterly dividend rate (in usd per share)									0.460938
Preferred stock, dividend rate, percentage									7.375%		7.375%
Preferred stock, liquidation preference (in usd per share)							$ 25.00		$ 25.00				$ 25.00
Per share price (in usd per share)	$ 17.50		$ 17.50	$ 20.25					$ 17.50			$ 20.95	$ 20.59
Number of shares repurchased (in shares)	505,101		446,830	656,433					505,101			4,391,519	4,896,620
Stock repurchase, value	$ 8.8	$ 1.7	$ 7.8	$ 13.3
DRIP period of notice to alter agreement						10 days
Common stock issued through distribution reinvestment plan (in shares)									700,000
Common stock issued through distribution reinvestment plan									$ 12.6
Tender Offer
Class of Stock [Line Items]
Shares authorized for repurchase (in shares)		200,000
Per share price (in usd per share)		$ 8.50
Number of shares repurchased (in shares)		200,000
Maximum
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)											50,000,000	50,000,000
Public Stock Offering
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)											1,610,000	1,610,000
Stockholder Rights
Class of Stock [Line Items]
Number or rights per share (in shares)														1